Employees Salary and Related Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Employees Salary and Related Costs [Abstract]
Schedule of Employees Salary and Related Costs
	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Director fees	—	407,080	96,636
Director salaries	246,850	390,000	92,582
Admin salaries	1,026,827	1,485,617	352,669
Technical staff salaries	1,418,215	1,696,953	402,837
Total	2,691,892	3,979,650	944,724

Director related expenses	137,099	327,795	77,815
Admin related expenses	653,946	584,928	138,855
Technical staff related expenses	751,407	712,493	169,138
Total	1,542,452	1,625,216	385,808

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Director fees	—	—	212,633	47,510
Director salaries	378,000	427,875	556,692	124,387
Admin salaries	1,299,412	1,837,873	2,261,769	505,367
Technical staff salaries	213,130	2,462,096	3,036,224	678,410
Total	1,890,542	4,727,844	6,067,318	1,355,674

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Director related expenses	149,742	181,116	281,941	62,997
Admin related expenses	390,268	786,795	1,250,196	279,342
Technical staff related expenses	1,954,406	1,182,943	1,449,449	323,863
Total	2,494,416	2,150,854	2,981,586	666,202